Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31
	2 0 2 0	2 0 1 9

Ordinary shares of NIS 0.1 each	50,000,000	50,000,000

Issued and outstanding	13,867,017	13,217,017

Schedule of Changes in Issued and Outstanding Shares
Changes in the issued and outstanding shares

2 0 2 0

Ordinary shares of NIS 0.1 at 1 January	13,217,017
Issue of shares (*)	650,000
At 31 December	13,867,017

(*) On September 15, 2020 the company announced on completion of private allocation to institutional and classified investors in Israel of 650,000 ordinary shares in exchange of NIS 66 per share and option (not listed for trading) for the purchase of up to 650,000 ordinary shares of the company that can be exercised for a period of 12 months from the day of allocation at an exercise price of NIS 73.The total proceeds from the private allocation amounted to NIS 42.9 million, not including the proceeds from the exercise of the options (if will be exercise).